Offerings - Offering: 1	Sep. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,625,000
Proposed Maximum Offering Price per Unit	0.52
Maximum Aggregate Offering Price	$ 1,885,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 260.32
Offering Note	The amount registered consists of 3,625,000 shares of Common Stock issuable upon the exercise of warrants held by certain selling stockholders. The proposed maximum offering price per share was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and was based on the average of the high and low prices of the registrant's common stock as reported on the Nasdaq Capital Market on September 3, 2026, which is five business days prior to the filing of this registration statement. Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereby include an indeterminate number of shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions.